December 8, 2006


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

                Re: Van Kampen Unit Trusts, Municipal Series 625
                     (File No. 333-137426) (CIK No. 1344126)
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Ladies/Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on December 7, 2006.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.